Stock-Based Compensation Plans	12 Months Ended
Sep. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation Plans

7. Stock-Based Compensation Plans.

The Company has two Stock Option Plans (the 2000 Stock Option Plan and the 2006 Stock Option Plan) under which options for shares of common stock were granted to directors, officers and key employees. The 2006 plan permits the grant of stock options, stock appreciation rights, restricted stock awards, restricted stock units, or stock awards. The options awarded under the plans have similar characteristics. All stock options are non-qualified and expire ten years from the date of grant. Stock based compensation awarded to directors, officers and employees are exercisable immediately or become exercisable in cumulative installments of 20% or 25% at the end of each year following the date of grant. When stock options are exercised the Company issues new shares after receipt of exercise proceeds and taxes due, if any, from the grantee. The number of common shares available for future issuance was 537,880 at September 30, 2013.

The Company utilizes the Black-Scholes valuation model for estimating fair value of stock compensation for options awarded to officers and employees. Each grant is evaluated based upon assumptions at the time of grant. The assumptions were no dividend yield, expected volatility between 37% and 46%, risk-free interest rate of .3% to 4.2% and expected life of 3.0 to 7.0 years.

The dividend yield of zero is based on the fact that the Company does not pay cash dividends and has no present intention to pay cash dividends. Expected volatility is estimated based on the Company’s historical experience over a period equivalent to the expected life in years. The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate at the date of grant with a term consistent with the expected life of the options granted. The expected life calculation is based on the observed and expected time to exercise options by the employees.

The Company recorded the following stock compensation expense in its consolidated statement of income (in thousands):

	Years Ended September 30
	2013	2012	2011
Stock option grants	$376	381	370
Annual non-employee Director stock award	507	320	334
	$883	701	704

A summary of changes in outstanding options is presented below:

		Weighted	Weighted	Weighted
	Number	Average	Average	Average
	of	Exercise	Remaining	Grant Date
Options	Shares	Price	Term (yrs)	Fair Value(000's)

Outstanding at
October 1, 2010	633,900	$14.00	4.1	$4,206
Granted	29,160	$25.60		$293
Exercised	(54,035)	$9.95		$274
Forfeited	(3,000)	$5.84		$9
Outstanding at
September 30, 2011	606,025	$14.96	3.5	$4,216
Granted	31,690	$22.25		$281
Exercised	(153,505)	$8.62		$705
Forfeited	(3,000)	$5.78		$10
Outstanding at
September 30, 2012	481,210	$17.52	3.8	$3,782
Granted	46,180	$26.20		$489
Exercised	(112,800)	$10.52		$603
Forfeited	—	$—		$—
Outstanding at
September 30, 2013	414,590	$20.40	4.2	$3,668
Exercisable at
September 30, 2013	330,878	$19.05	3.2	$2,759
Vested during
twelve months ended
September 30, 2013	32,912			$326

The following table summarizes information concerning stock options outstanding at September 30, 2013:

	Shares	Weighted	Weighted
Range of Exercise	under	Average	Average
Prices per Share	Option	Exercise Price	Remaining Life

Non-exercisable:
$18.01 - $27.00	75,828	25.03	8.4
$27.01 - $32.16	7,884	32.16	6.2
	83,712	$25.70	8.1	years
Exercisable:
$8.01 - $12.00	75,000	10.82	0.6
$12.01 - $18.00	100,350	14.78	1.3
$18.01 - $27.00	106,202	23.78	5.7
$27.01 - $32.16	49,326	30.08	5.3
	330,878	$19.05	3.2	years
Total	414,590	$20.40	4.2	years

The aggregate intrinsic value of exercisable in-the-money options was $4,889,000 and the aggregate intrinsic value of outstanding in-the-money options was $5,570,000 based on the market closing price of $33.83 on September 30, 2013 less exercise prices. Gains of $1,878,000 were realized by option holders during the twelve months ended September 30, 2013. The realized tax benefit from options exercised for the twelve months ended September 30, 2013 was $727,000. Total compensation cost of options granted but not yet vested as of September 30, 2013 was $711,000, which is expected to be recognized over a weighted-average period of 3.2 years.